Note 4 - Merger (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
August 16,
2023
Cash and cash equivalents	$12,705,140
Prepaid and other assets	406,488
Accounts payable and accrued expenses	(1,223,871)
Total net assets assumed	11,887,757
Minus: Transaction costs	(1,548,643)
Total net assets assumed minus transaction costs	$10,339,114